Condensed Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Revenues:
Consulting fees				$ 1,766
Operating Expenses:
General & administrative expenses	$ 1,232	$ 3,082	$ 5,252	18,495
Professional fees	30,000	5,049		18,228
Total Operating expenses	31,232	$ 8,131	$ 5,252	36,723
Interest and amortization expense	1,847		8,490	8,489
Loss before Income Tax	$ (33,079)	$ (8,131)	$ (13,742)	$ (43,446)
Income Tax Provision
Net Loss for the Period	$ (33,079)	$ (8,131)	$ (13,742)	$ (43,446)
Basic and diluted loss per common share	$ (0.00)	$ (0.00)	$ 0.00	$ (0.00)
Weighted average number of common shares outstanding
Basic and Diluted	12,356,462	14,323,479	12,816,906	12,816,906